Details of Significant Accounts - Summary of Operating Revenue (Details) - 12 months ended Dec. 31, 2018 $ in Thousands, $ in Thousands	TWD ($)	USD ($)
Revenue [Abstract]
Revenue from contracts with customers	$ 62,324	$ 2,036